INVESTMENTS - (Schedule of Long-term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 5,058	$ 7,670
Carrying amount of equity method investments	2,991	2,380
Carrying amount of long-term investments	$ 8,049	$ 10,050